Investment securities - Hedge Funds and Private Equity Funds (Details) - Other long-term investments $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) fund	Dec. 31, 2019 USD ($)
Equity securities and Other long-term investments
Largest investment in single fund	$ 67.6	$ 51.6
Fair value	446.4	346.8
Long/short multi-sector
Equity securities and Other long-term investments
Fair value	30.9	53.0
Distressed mortgage credit
Equity securities and Other long-term investments
Fair value	67.6	51.6
Private credit
Equity securities and Other long-term investments
Fair value	22.8	21.5
Other
Equity securities and Other long-term investments
Fair value	$ 1.2	1.4
Hedge funds
Equity securities and Other long-term investments
Number of investment funds in which the investments are held | fund	8
Fair value	$ 122.5	127.5
Unfunded commitments	6.3
Energy infrastructure & services
Equity securities and Other long-term investments
Fair value	59.7	53.6
Unfunded commitments	28.2	34.6
Multi-sector
Equity securities and Other long-term investments
Fair value	14.2	8.7
Unfunded commitments	6.5	7.8
Healthcare
Equity securities and Other long-term investments
Fair value	30.1	25.9
Unfunded commitments	5.6	10.4
Life settlement
Equity securities and Other long-term investments
Fair value	20.1	23.9
Unfunded commitments	0.0	0.0
Manufacturing/Industrial
Equity securities and Other long-term investments
Fair value	24.8	27.6
Unfunded commitments	0.0	3.9
Private equity secondaries
Equity securities and Other long-term investments
Fair value	0.6	0.6
Unfunded commitments	0.7	0.8
Real estate
Equity securities and Other long-term investments
Fair value	0.0	0.0
Unfunded commitments	0.0	0.0
Other
Equity securities and Other long-term investments
Fair value	3.6	1.2
Unfunded commitments	$ 1.3	2.6
Private equity securities
Equity securities and Other long-term investments
Number of investment funds in which the investments are held | fund	20
Fair value	$ 153.1	141.5
Unfunded commitments	42.3	60.1
Hedge funds and private equity funds
Equity securities and Other long-term investments
Fair value	275.6	269.0
Unfunded commitments	$ 42.3	$ 60.1